Leases	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Leases
22	LEASES

22.1	The Bank as a lessee
The Bank has lease contracts mainly for real properties recognized in the item “Property, plant and equipment”. Generally, the Bank is restricted from assigning or subleasing the leased assets.
As of December 31, 2021 and 2020, the carrying amount of assets recognized for the right-of-use assets identified in the lease contracts, depreciation expense for the fiscal year and the additions to right-of-use assets are disclosed in note 16.
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

Movements	2021	2020	2019
At the beginning of the fiscal year	1,774,360	1,884,261	1,231,934
Additions	493,879	574,879	1,018,526
Accretion of interest (see note 39)	218,729	272,881	250,636
Difference in foreign currency	223,436	440,760	559,965
Payments	(624,540)	(847,948)	(471,478)
Monetary effects	(665,692)	(550,473)	(705,322)

At the end of the fiscal year (see note 21)	1,420,172	1,774,360	1,884,261

The short term leases were recognized as expense for an amount of 7,985, 8,553 and 229,202 for the years ended December 31, 2021, 2020 and 2019, respectively.
The table below shows the maturity of the lease liabilities as of December 31, 2021 and 2020:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2021	60,516	105,346	144,584	244,990	555,436	369,565	495,171	864,736
Balances as of 12/31/2020	69,633	126,067	163,216	268,776	627,692	377,839	768,829	1,146,668

22.2	The Bank as a lessor
The Bank, as lessor, entered into financial lease contracts, under the usual characteristics of this kind of transactions, without there being any issues that may differentiate them in any aspect from those performed in the Argentine financial market in general. The lease contracts in force do not represent significant balances with respect to the total financing granted by the Bank.
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2021		12/31/2020
	Current value of minimum payments	Total gross Investment	Current value of minimum payments	Total gross Investment
Up to 1 year	230,863	111,891	154,384	121,369
From 1 to 5 years	550,935	366,099	89,494	57,591

Total	781,798	477,990	243,878	178,960

Income for non-accrued interests amounted to 303,808 and 64,918, for the years ended December 31, 2021 and 2020, respectively.